Derivative Instruments - Interest Rate Swap Agreements (Parenthetical) (Detail) (Interest Rate Swaps [Member])	Dec. 31, 2014	Dec. 31, 2013
Minimum [Member]
Derivative [Line Items]
Range of credit facility margin	0.30%	0.30%
Maximum [Member]
Derivative [Line Items]
Range of credit facility margin	3.25%